Basis of presentation and consolidation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation and consolidation
Note 2 — Basis of presentation and consolidation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) as issued by the Financial Accounting Standards Board (the “FASB”). The significant accounting policies described in Note 3 — Significant accounting policies have been applied consistently to all periods presented.
Amounts reported in the Consolidated Financial Statements include estimates and assumptions of management. Actual results could differ from these estimates. In the opinion of management, the financial data presented includes all adjustments necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods presented.
Certain previously reported amounts have been reclassified between line items to conform to the current period presentation.
Functional and presentation currency
The Consolidated Financial Statements are presented in U.S. dollar (“USD”), which is the reporting currency of the Company, unless otherwise noted. The functional currency of the Company and the domestic entities reflected in the Consolidated Financial Statements is the USD, and the functional currency of each of the Company’s international entities is the currency of the economic environment in which primary operations are conducted. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Unrealized gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of Shareholders’ equity on the Consolidated Balance Sheets. Realized transactional exchange gains and losses are included in Other income, net on the Consolidated Statements of Operations.
Basis of measurement
The Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value, as described herein.
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries, majority-owned subsidiaries and legal entities in which it holds a controlling financial interest. Historically, the Company has obtained controlling financial interests in entities through management service agreements (“MSAs”) or financing arrangements.
All intercompany balances and transactions have been eliminated in consolidation. See Note 3 — Significant accounting policies.
The following table presents the wholly-owned subsidiaries of the Company as well as the entities in which the Company held a controlling financial interest as of December 31, 2025 and 2024:

		As of
		December 31, 2025	December 31, 2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	100%	68.5%
Curaleaf, Inc.*	DE	—	—
Northern Green Canada Inc.	Canada	100%	100%
Bloom Fungibles, LLC	AZ	100%	100%
Focused Employer, Inc.	DE	100%	100%

(1) Based on % of voting interests held by the Company.
* Consolidated by the Company as a variable interest entity. See Note 3 — Significant accounting policies and Note 28 — Variable interest entities for further details.
The following table presents the wholly-owned subsidiaries of Curaleaf International Holdings Limited (“Curaleaf International”) as well as the entities in which Curaleaf International held a controlling financial interest as of December 31, 2025 and 2024:

		As of
		December 31, 2025	December 31, 2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Limited	UK	100%	100%
Four20 Pharma GmbH(2)	Germany	55%	55%

(1) Based on % of voting interests held by the Company.
(2) The remaining 45% noncontrolling interest is held by the sellers of Four20 Pharma GmbH, which the Company acquired in September 2022. See 'Non-controlling interests' herein and Note 18 — Redeemable non-controlling interest for further details.

The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2025 and 2024:

		As of
		December 31, 2025	December 31, 2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
CLF AZ, Inc.	DE	100%	100%
CLF NY, Inc.	DE	100%	100%
Curaleaf CA, Inc.	DE	100%	100%
Curaleaf KY, Inc.	DE	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	DE	100%	100%
Curaleaf PA, LLC	DE	100%	100%
Focused Investment Partners, LLC	DE	100%	100%
CLF Maine, Inc.	DE	100%	100%
PalliaTech CT, Inc.	DE	100%	100%
PalliaTech Florida, Inc.	DE	100%	100%
PT Nevada, Inc.	DE	100%	100%
CLF Sapphire Holdings, Inc.	DE	100%	100%
Curaleaf NJ II, Inc.	DE	100%	100%
GR Companies, Inc.	DE	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	DE	100%	100%
Curaleaf Processing, Inc	DE	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	DE	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	DE	100%	100%
IL Business Holding Corporation*	IL	—	—
Alternative Therapies Group II, Inc*	MA	—	—
CLF Oregon, LLC (formerly PalliaTech OR, LLC)(2)	DE	—	100%
Curaleaf Hemp, Inc.(2)	DE	—	100%

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.
(2) Entity dissolved in 2025.
* Consolidated by Curaleaf, Inc. as a variable interest entity. See Note 3 — Significant accounting policies and Note 28 — Variable interest entities for further details.
Non-controlling interests (“NCI”)
NCI in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. However, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value, and the gain or loss triggered by any difference between the carrying value and fair value of the retained interest would be included in Other income, net on the Consolidated Statements of Operations.
NCI with redemption features, such as put and call options, that are not solely within the Company’s control are considered redeemable non-controlling interests (“Redeemable NCI”). Redeemable NCI is considered to be temporary equity and is reported in the mezzanine section between Commitments and contingencies and Shareholders’ equity on the Consolidated Balance Sheets. Redeemable NCI is recorded at the greater of the carrying value, which is adjusted for the NCI’s share of net income or loss generated over the reporting period, and the estimated redemption value at the end of the reporting period. In instances where the redemption value of Redeemable NCI is greater than the carrying value (“excess redemption value”) and redemption is at least probable, the Company has elected to immediately recognize the entire excess redemption value as an adjustment to Additional paid in capital on the Consolidated Balance Sheets. This election provides for a more immediate and transparent reflection of the economic impact associated with changes in redemption value, as opposed to accreting the difference over time.
Change in ownership
Changes in the Company’s ownership interest of a subsidiary with a Redeemable NCI that do not also result in a change in control are accounted for as equity transactions in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). No gain or loss is recognized in earnings within the Consolidated Statements of Operations. The carrying amount of the Redeemable NCI is adjusted to reflect the revised ownership percentage, and any difference between the consideration paid and the adjustment to the Redeemable NCI is recognized within Additional paid in capital in the Consolidated Balance Sheets. Adjustments to Accumulated other comprehensive loss attributable to the Redeemable NCI are also reclassified to Additional paid in capital to reflect the Company’s revised ownership interest.
See Note 18 — Redeemable non-controlling interest for further details.